Stockholders' Equity - Preferred Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended	12 Months Ended	38 Months Ended
	Sep. 10, 2018	May 07, 2018	Feb. 08, 2018	Feb. 24, 2017	Aug. 07, 2015	Aug. 05, 2013	Jun. 30, 2014	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Feb. 07, 2018	Feb. 28, 2017	Dec. 31, 2016	Jun. 27, 2014	Nov. 16, 2012
Preferred Stock Warrants
Convertible preferred stock warrants reclassified to additional paid-in capital		$ 855						$ 855
Convertible preferred stock outstanding (in shares)
Preferred Stock Warrants
Warrants outstanding (in shares)		630,372							396,795				367,598
Fair Value		$ 855							$ 157				$ 53
Number of warrants converted (in shares)		630,372
Warrants, weighted average exercise price (in dollars per share)		$ 1.46
Series C convertible preferred stock (in shares) | Warrants Issued on August 5, 2013
Preferred Stock Warrants
Warrants issued (in shares)						74,768
Term of warrants						10 years
Value of each warrant (in dollars per share)						$ 0.525
Exercise price (in dollars per share)		$ 1.07				$ 1.07			$ 1.07				$ 1.07
Warrants outstanding (in shares)		74,768							74,768				74,768
Initial Value						$ 39							$ 39
Fair Value		$ 80							$ 33				$ 11
Series C convertible preferred stock (in shares) | Warrants Issued on November 16, 2012
Preferred Stock Warrants
Exercise price (in dollars per share)		$ 1.07							$ 1.07				$ 1.07
Warrants outstanding (in shares)		186,916							186,916				186,916
Initial Value													$ 96		$ 96
Fair Value		$ 200							$ 82				$ 28
Series E convertible preferred stock (in shares)
Preferred Stock Warrants
Warrants issued (in shares)							76,334
Term of warrants							10 years
Value of each warrant (in dollars per share)							$ 1.11
Exercise price (in dollars per share)							$ 2.62
Initial Value							$ 85
Series E convertible preferred stock (in shares) | Warrants Issued on August 7, 2015
Preferred Stock Warrants
Warrants issued (in shares)					29,580
Term of warrants					10 years
Value of each warrant (in dollars per share)					$ 1.13
Exercise price (in dollars per share)		$ 2.62			$ 2.62				$ 2.62				$ 2.62
Warrants outstanding (in shares)		29,580							29,580				29,580
Initial Value					$ 33								$ 33
Fair Value		$ 41							$ 8				$ 4
Series E convertible preferred stock (in shares) | Warrants Issued on June 27, 2014
Preferred Stock Warrants
Exercise price (in dollars per share)		$ 2.62							$ 2.62				$ 2.62
Warrants outstanding (in shares)		76,334							76,334				76,334
Initial Value													$ 85	$ 85
Fair Value		$ 174							$ 21				$ 10
Series F convertible preferred stock (in shares)
Preferred Stock Warrants
Aggregate number of shares called by warrants (in shares)											233,577	29,197
Exercise price (in dollars per share)									$ 1.37	$ 1.37	$ 1.37	$ 1.37
Adjusted warrants due to dilutive issuance (in shares)									56,569	56,569
Series F convertible preferred stock (in shares) | Warrants Issued on February 8, 2018
Preferred Stock Warrants
Warrants issued (in shares)			233,577
Term of warrants			10 years
Value of each warrant (in dollars per share)			$ 0.44
Exercise price (in dollars per share)		$ 1.37	$ 1.37
Warrants outstanding (in shares)		233,577
Initial Value			$ 103
Fair Value		$ 320
Series F convertible preferred stock (in shares) | Warrants Issued on February 24, 2017
Preferred Stock Warrants
Warrants issued (in shares)				29,197
Term of warrants				10 years
Value of each warrant (in dollars per share)				$ 0.13
Exercise price (in dollars per share)		$ 1.37		$ 1.37					$ 1.37
Warrants outstanding (in shares)		29,197							29,197
Initial Value				$ 4
Fair Value		$ 40							$ 13
Common Stock (in shares)
Preferred Stock Warrants
Aggregate number of shares called by warrants (in shares)		100,558
Warrants, weighted average exercise price (in dollars per share)		$ 9.38
Common Stock (in shares) | Warrants Issued on September 10, 2018
Preferred Stock Warrants
Warrants issued (in shares)	17,050
Number of warrants converted (in shares)	19,674